Leases - Summary of Future Minimum Annual Lease Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Lessee Disclosure [Abstract]
2023	$ 164
2024	143
2025	72
Total	379
Less imputed interest	(4)
Net lease liability	375
Current portion	164	$ 91
Long-term portion	$ 211	$ 125